Shareholder Report, Line Graph (Details) 192070_Kurv Yield Premium Strategy Google -GOOGL- ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	May 31, 2025	May 31, 2024	Oct. 30, 2023	May 31, 2026
Kurv Yield Premium Strategy Google (GOOGL) ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Kurv Yield Premium Strategy Google (GOOGL) ETF NAV
Accumulated Value	$ 12,763	$ 13,197	$ 10,000	$ 25,779
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,510	$ 12,781	$ 10,000	$ 18,831